Net gains/(losses) on foreign currency transactions	12 Months Ended
Dec. 31, 2017
Net gains/(losses) on foreign currency transactions [Abstract]
Net gains/(losses) on foreign currency transactions

10.  Net gains/(losses) on foreign currency transactions

Net gains and losses on foreign currency transactions primarily consists of gains or losses from currency trading and translation of monetary items from a foreign currency into the functional currency.